Operating expenses (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating expenses
Salaries	£ 2,513	£ 2,560	£ 2,750
Bonus awards	299	225	298
Temporary and contract costs	401	442	430
Social security costs	300	307	318
Pension costs	303	401	467
Other	202	187	413
Staff costs	4,018	4,122	4,676
Premises and equipment	1,259	1,383	1,565
UK bank levy	134	179	215
Depreciation and amortisation	1,176	731	808
Other administrative expenses	2,694	3,193	3,108
Administrative expenses	5,263	5,486	5,696
Impairment of goodwill and other intangible assets	44	37	29
Operating expenses	9,325	£ 9,645	£ 10,401
Charge relating to reduction in property portfolio, included in lease expenses	161
Prior period rebate	31
Charge relating to reduction in property portfolio, included in depreciation and amortization	£ 292